Shareholder Report, Line Graph (Details) - USD ($)	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Mar. 23, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014
MSCI All Country World Index Net
Account Value [Line Items]
Account Value	$ 23,808	$ 23,212	$ 21,474	$ 20,644	$ 17,929	$ 19,836	$ 18,281	$ 17,999	$ 16,225	$ 17,568	$ 17,912	$ 19,563	$ 20,270	$ 19,625	$ 18,943	$ 17,277	$ 14,766	$ 14,736	$ 12,997	$ 14,764	$ 14,078	$ 13,746	$ 13,675	$ 12,724	$ 12,503	$ 13,353	$ 13,016	$ 13,753	$ 12,568	$ 12,033	$ 11,401	$ 10,788	$ 10,201	$ 10,280	$ 9,903		$ 9,148	$ 9,997	$ 10,325	$ 10,497	$ 9,815	$ 10,000
MSCI All Country World Index Net
Account Value [Line Items]
Account Value	23,808	23,212	21,474	20,644	17,929	19,836	18,281	17,999	16,225	17,568	17,912	19,563	20,270	19,625	18,943	17,277	14,766	14,736	12,997	14,764	14,078	13,746	13,675	12,724	12,503	13,353	13,016	13,753	12,568	12,033	11,401	10,788	10,201	10,280	9,903		9,148	9,997	10,325	10,497	9,815	10,000
MSCI All Country World Index Net
Account Value [Line Items]
Account Value	1,234,592	1,203,697	1,113,559	1,070,556	929,727	1,028,638	948,012	933,377	841,367	911,023	928,861	1,014,473	1,051,148	1,017,721	982,323	895,935	765,711	764,164	673,995	765,634	730,029	712,848	709,151	659,820	648,387	692,436	674,982	713,175	651,761	624,010	591,241	559,439	529,014	533,078	513,519	$ 500,000
Morningstar Global Allocation Index
Account Value [Line Items]
Account Value	17,774	17,500	16,373	16,167	14,381	15,640	14,927	14,802	13,449	14,643	14,853	16,227	16,811	16,634	16,209	15,377	13,814	13,816	12,581	13,611	13,152	12,873	12,662	12,099	11,769	12,326	12,164	12,609	11,857	11,530	11,062	10,605	10,332	10,463	10,104		9,389	9,908	10,087	10,259	9,855	10,000
Morningstar Global Allocation Index
Account Value [Line Items]
Account Value	17,774	17,500	16,373	16,167	14,381	15,640	14,927	14,802	13,449	14,643	14,853	16,227	16,811	16,634	16,209	15,377	13,814	13,816	12,581	13,611	13,152	12,873	12,662	12,099	11,769	12,326	12,164	12,609	11,857	11,530	11,062	10,605	10,332	10,463	10,104		$ 9,389	$ 9,908	$ 10,087	$ 10,259	$ 9,855	$ 10,000
Morningstar Global Allocation Index
Account Value [Line Items]
Account Value	$ 903,450	$ 889,562	$ 832,245	$ 821,785	$ 731,007	$ 794,988	$ 758,746	$ 752,407	$ 683,641	$ 744,305	$ 754,985	$ 824,809	$ 854,536	$ 845,539	$ 823,929	$ 781,601	$ 702,186	$ 702,260	$ 639,510	$ 691,844	$ 668,505	$ 654,340	$ 643,598	$ 614,984	$ 598,234	$ 626,552	$ 618,298	$ 640,930	$ 602,713	$ 586,061	$ 562,268	$ 539,056	$ 525,192	$ 531,818	$ 513,603	$ 500,000